DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Long-Term and Other Debt
The Company’s long-term and other debt as of December 31, 2019 and 2018 consisted of the following:

	As of December 31, 2019	As of December 31, 2018
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2021 Senior Facilities Agreement	154,887	137,554
Bolivian Tower Transaction Financing Obligation	16,757	—
New Zealand EIP Receivables Financing Obligation	16,372	—
Bolivian 2021 Syndicated Loan	10,015	15,022
Bolivian 2023 Bank Loan	7,112	4,000
Bolivian 2022 Bank Loan	5,249	7,000
Other	8,027	2,914

	568,419	516,490
Less: deferred financing costs	(5,189)	(6,848)
Less: unamortized discount	(2,064)	(2,817)

Total debt	561,166	506,825
Less: current portion of debt	(32,428)	(8,293)

Total long-term debt	$528,738	$498,532

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs
As of December 31, 2019, the future maturities of long-term and other debt, excluding deferred financing costs and unamortized debt discounts, consisted of the following:

Years E nding December 31,
2020	$32,428
2021	164,086
2022	355,491
2023	3,452
2024	1,809
Thereafter	11,153

Total	$568,419

Income and Withholding Tax Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2019	2018	2017
Income and withholding tax paid	$11,874	$15,217	$11,628

Interest Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2019	2018	2017
Interest paid, net of capitalized interest	$42,623	$43,650	$61,598